Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) credit_facility vessel valuator	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.70%	6.30%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.70%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 171,700,000
Undrawn amount of revolving credit facility	$ 171,700,000
Debt instrument spread on variable rate	2.00%
Available capacity reduced under revolving credit facility in year 2	$ 49,700,000
Debt Instrument, Collateral, Number of Vessels | vessel	17
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 57,200,000
Available capacity reduced under revolving credit facility in year 3	43,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	$ 21,500,000
Percentage of debt	5.00%
Secured financing	$ 171,700,000
Number Of Debt Instruments | credit_facility	1
Transportation Equipment | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Minimum hull coverage ratio	125.00%
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator	2
Revolving credit lines maturity period (in months)	6 months
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 254,000,000.0
Undrawn amount of revolving credit facility		254,000,000.0
Secured financing		$ 254,000,000.0
Debt Instrument, Fee	1.6 million	2.1 million	2.0 million
Teekay Tankers
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line	$ 35,000,000.0